Common Stock Purchase Agreement - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 24, 2015	Sep. 30, 2015	Dec. 31, 2014
Capital Unit [Line Items]
Value of common stock shares issued			$ 9,846,552
Aspire Capital Fund, LLC [Member]
Capital Unit [Line Items]
Maximum commitment under stock purchase agreement	$ 10,000,000
Common stock purchase agreement period	24 months
Number of shares issued		506,585
Value of common stock shares issued		$ 1,400,000
Aspire Capital Fund, LLC [Member] | Maximum [Member]
Capital Unit [Line Items]
Additional capital shares of common stock	75,000